September 1, 2005

Filing Desk U.S. Securities and Exchange Commission Judiciary Plaza 450 Fifth Street, N.W. Washington, DC 20549
RE:	Dreyfus Premier Municipal Bond Fund
1933 Act No.: 33-7496
1940 Act No.: 811-4764
CIK No.: 0000797923

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 29 to the Registration Statement, electronically filed with the Securities and Exchange Commission on August 24, 2005.

Please address any comments or questions to the attention of the undersigned at (212) 922-6785.

Sincerely, /s/ Gina M. Gomes Gina M. Gomes Paralegal
GMG/